Consolidated statement of cash flows (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash flows from operating activities
Net income	$ 1,431,185	$ 8,157,980	$ 2,731,298
Add net loss attributable to non-controlling interest	202,260	28,127	0
Net income attributable to the stockholders	1,633,445	8,186,107	2,731,298
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	750,197	693,653	505,340
Amortization of intangible assets	32,500	21,667	0
Amortization of land use right	37,331	34,343	22,694
Bad debt expenses	263,620	0	0
Loss on disposal of motor vehicle	14,670	0	0
Recognition of noncash deferred income from exclusive distribution right granted by the Company to a customer	(112,923)	(649,484)	(539,244)
Non-controlling interest	(202,260)	(28,127)	0
Changes in operating assets and liabilities:
Accounts receivable	1,070,714	(2,844,533)	(1,365,887)
Inventories	(7,932,188)	(1,103,391)	(1,923,183)
Prepaid expenses and other current assets	920,243	(1,900,657)	(287,496)
Accounts payable	(842,798)	3,238,413	1,423,890
Accrued expenses and other payables	(300,768)	487,940	39,959
Security deposits and prepaid rent	(1,898,116)	0	0
Income tax payable	(541,011)	690,848	0
Value added tax receivable	(1,532,691)	731,862	(133,793)
Net cash (used in) provided by operating activities	(8,640,035)	7,558,641	473,578
Cash flows from investing activities
(Increase) decrease in restricted cash	(157,123)	925,001	(1,031,346)
Acquisition of land use rights	0	(628,106)	0
Proceeds from sale of property, plant and equipment	6,132	0	0
Payment for purchase of plant and equipment	(9,396,509)	(16,034,735)	(1,187,757)
Net cash used in investing activities	(9,547,500)	(15,737,840)	(2,219,103)
Cash flows from financing activities
Proceeds from short term bank loans	28,435,220	15,208,511	2,342,418
Repayment of short term bank loans	(21,951,070)	(4,114,380)	(2,708,420)
Proceeds from long term bank loans	9,733,889	0	0
Repayment of long term bank loans	(6,131,584)	0	0
Proceeds from bank acceptance notes payable	2,513,950	5,297,264	2,733,308
Repayment to acceptance notes payable	(2,199,706)	(7,401,475)	0
Payment of amounts due to contractors for building and machinery	86,279	(5,158)	(802,797)
Issue of ordinary shares for cash	0	990,439	690,552
Sale of Common Stock for cash	10,000,000	0	0
Common Stock offering cost	(2,458,248)	0	0
Advance from (Repayment to) a stockholder and director	1,533	(52,899)	51,240
Loan to third party	(1,433,258)	0	0
Repayment to related companies	0	0	(402,556)
Net cash provided by financing activities	16,597,005	9,922,302	1,903,745
Effect of exchange rate changes	224,397	(9,899)	(517)
Net (decrease) increase in cash	(1,366,133)	1,733,204	157,703
Cash at beginning of year	2,597,366	864,162	706,459
Cash at end of year	1,231,233	2,597,366	864,162
Non-cash investing and financing transactions:
Acquisition of machinery in exchange for exclusive distribution right granted to a customer	0	0	1,294,186
Payable due to contractors for construction of building and machinery	23,378	226,331	296,267
Patents contributed by a principal stockholder as capital	0	87,740	0
Acquisition of patent and pending patents in exchange for 13% interest in a subsidiary	0	650,000	0
Supplemental information:
Cash paid for interest	1,175,059	300,609	166,186
Cash paid for income tax	$ 932,874	$ 221,400	$ 0